Fair Value Measurements (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Fair value, asset (liability)	$ (3,284)	$ (6,665)
Fair Value, Inputs, Level 2 [Member]
Fair value, asset (liability)	323	326
Fair Value, Inputs, Level 3 [Member]
Fair value, asset (liability)	(3,607)	(6,991)
Foreign Exchange Future [Member] | Not Designated as Hedging Instrument [Member]
Derivative assets	298	866
Derivative liabilities	(295)	(432)
Foreign Exchange Future [Member] | Designated as Hedging Instrument [Member]
Derivative assets	322	23
Derivative liabilities	(2)	(131)
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Derivative assets	298	866
Derivative liabilities	(295)	(432)
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
Derivative assets	322	23
Derivative liabilities	(2)	(131)
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Derivative assets
Derivative liabilities
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member]
Derivative assets
Derivative liabilities
Obligations in connection with acquisitions [Member]
Derivative liabilities	(3,607)	(6,991)
Obligations in connection with acquisitions [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative liabilities
Obligations in connection with acquisitions [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	$ (3,607)	$ (6,991)